Document And Entity Information	Nov. 20, 2024
Document Information [Line Items]
Entity, Registrant Name	U.S. GoldMining Inc.
Document, Type	8-K
Document, Period End Date	Nov. 20, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-41690
Entity, Tax Identification Number	37-1792147
Entity, Address, Address Line One	1188 West Georgia Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Country	CA
City Area Code	604
Local Phone Number	338-9788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001947244
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	USGO
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	USGOW
Security Exchange Name	NASDAQ